Note 8 - Other Liabilities (Tables)	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about other liabilities [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2026	2025	2025

Accounts payable and other	$7,346	$12,518	$7,397
Current income tax liability	1,465	126	1,985
Deferred income tax liability	39	33	96
Derivative instruments (note 12)	-	416	381
Lease obligations	3,635	2,668	3,070
Cash collateral and amounts held in escrow	5,229	4,996	5,991
Cash reserves on structured receivable program	249,151	290,666	192,878

	$266,865	$311,423	$211,798